INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Amounts Due To and From Legacy Dole (Details) - Legacy Dole $ in Thousands	Jul. 29, 2021 USD ($)
Schedule of Equity Method Investments [Line Items]
Amounts due from Legacy Dole presented within accounts receivable	$ 1,800
Amounts due to Legacy Dole presented within accounts payable	$ 8,700